Contingent liabilities and commitments (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Contingent liabilities and commitments
Standby facilities, credit lines and other commitments	£ 129,293	£ 121,308
Contingent liabilities and commitments	133,592	125,367
Guarantees
Contingent liabilities and commitments
Estimated net exposure	2,436	2,055
Other contingent liabilities
Contingent liabilities and commitments
Estimated net exposure	£ 1,863	£ 2,004